Document and Entity Information	0 Months Ended
Feb. 04, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 04, 2015
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Feb. 04, 2015
Document Effective Date	Feb. 04, 2015
Prospectus Date	Nov. 28, 2014
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PCPAX
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLVCX
Class A, C, Y Prospectus | PACE® Large Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLVYX
Class P Prospectus | PACE® Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX